Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule Due to Related Parties

(a) Due to related parties

	Related party relationship	March 31, 2020	September 30, 2019
		(Unaudited)
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$1,305,891	$770,532
Wenhu Guo	Senior Management of the Company	249,714	388,075
Jing Liu	Wife of the controlling shareholder	4,232	4,203
Sheying Wang	Senior Management of the Company	3,103	3,055
Total due to related parties		$1,562,940	$1,165,865

(a) Due to related parties

		September 30,	September 30,
	Related party relationship	2019	2018
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$770,532	$276,602
Wenhu Guo	Senior Management of the Company	388,075	249,382
Jing Liu	Wife of the controlling shareholder	4,203	4,368
Sheying Wang	Senior Management of the Company	3,055	3,175
		$1,165,865	$533,527